Consolidated Statements of Changes in Equity - USD ($)	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Series D Preferred Stock [Member]	Total
Balance at Dec. 31, 2023	$ 8,909	$ 122,651	$ 182,331,408	$ (131,508,785)	$ 50,954,183	$ 10,367,887		$ 61,322,070
Balance, shares at Dec. 31, 2023	890,946	1,226,507
Net (loss) income				(25,628,529)	(25,628,529)	2,524,665		(23,103,864)
Distributions in excess of contributions received						(3,429,964)		(3,429,964)
Restricted stock-based compensation			1,379,080		1,379,080			1,379,080
Dividends to Series D preferred stockholders				(2,236,696)	(2,236,696)			(2,236,696)
Repurchase of Series D preferred stock, at cost	$ (29)		(40,881)		(40,910)			(40,910)
Repurchase of Series D preferred stock, at cost, shares	(2,918)
Repurchase of Series A Common Stock, at cost		$ (1,905)	(138,511)		(140,416)			(140,416)
Repurchase of Series A Common Stock, at cost, shares		(19,065)
Issuance of preferred stock Series D preferred stock, net of issuance costs	$ 1,091		1,194,764		1,195,855			1,195,855
Issuance of preferred stock Series D preferred stock, net of issuance costs, shares	109,054
Issuance of Series A Common Stock		$ 862	1,051,717		1,052,579	(1,052,579)
Issuance of Series A Common Stock, shares		8,623
Vesting of Restricted Series A Common Stock		$ 6,588	(6,588)
Vesting of Restricted Series A Common Stock, shares		65,884
Issuance of stock-based compensation Common Stock		$ 1,640	198,360		200,000			200,000
Issuance of stock-based compensation Common Stock, shares		16,409
Return of stock-based compensation by CEO		$ (1,493)	(198,507)		(200,000)			(200,000)
Return of stock-based compensation by CEO, shares		(14,926)
Balance at Dec. 31, 2024	$ 9,971	$ 128,343	185,770,842	(159,374,010)	26,535,146	8,410,009		34,945,155
Balance, shares at Dec. 31, 2024	997,082	1,283,432
Net (loss) income				2,265,352	2,265,352	111,563		2,376,915
Distributions in excess of contributions received						(216,659)		(216,659)
Restricted stock-based compensation			229,502		229,502			229,502
Dividends to Series D preferred stockholders				(579,575)	(579,575)			(579,575)
Repurchase of Series D preferred stock, at cost	$ (129)		(194,843)		(194,972)			(194,972)
Repurchase of Series D preferred stock, at cost, shares	(12,844)
Balance at Mar. 31, 2025	$ 9,842	$ 128,343	185,805,501	(157,688,233)	28,255,453	8,304,913		36,560,366
Balance, shares at Mar. 31, 2025	984,238	1,283,432
Balance at Dec. 31, 2024	$ 9,971	$ 128,343	185,770,842	(159,374,010)	26,535,146	8,410,009		34,945,155
Balance, shares at Dec. 31, 2024	997,082	1,283,432
Net (loss) income				(8,275,685)	(8,275,685)	685,586		(7,590,099)
Distributions in excess of contributions received						(1,277,913)		(1,277,913)
Restricted stock-based compensation			1,138,585		1,138,585			1,138,585
Dividends to Series D preferred stockholders				(2,295,607)	(2,295,607)			(2,295,607)
Repurchase of Series D preferred stock, at cost	$ (234)		(344,269)		(344,503)		$ (344,503)	(344,503)
Repurchase of Series D preferred stock, at cost, shares	(23,346)						(23,346)
Repurchase of Series A Common Stock, at cost		$ (161)	(76,931)		(77,092)			(77,092)
Repurchase of Series A Common Stock, at cost, shares		(16,080)
Issuance of Series A Common Stock		$ 1,765	1,694,697		1,696,462			1,696,462
Issuance of Series A Common Stock, shares		176,577
Vesting of Restricted Series A Common Stock		$ 842	(30,184)		(29,342)			(29,342)
Vesting of Restricted Series A Common Stock, shares		84,137
Repurchase of Series A Common Stock, Tender Offer		$ (21,441)	(1,486,558)		(1,507,999)			(1,507,999)
Repurchase of Series A Common Stock, Tender Offer, shares		(214,412)
Par Value adjustment post 1 for 10 reverse split from $0.10 to $0.01		$ (96,206)	96,206
Par Value adjustment post 1 for 10 reverse split from $0.10 to $0.01, shares		505
Balance at Dec. 31, 2025	$ 9,737	$ 13,142	186,762,388	(169,945,302)	16,839,965	7,817,682		24,657,647
Balance, shares at Dec. 31, 2025	973,736	1,314,159
Net (loss) income				440,909	440,909	117,885		558,794
Distributions in excess of contributions received						(253,852)		(253,852)
Restricted stock-based compensation			191,634		191,634			191,634
Balance at Mar. 31, 2026	$ 9,737	$ 13,142	$ 186,954,022	$ (169,504,393)	$ 17,472,508	$ 7,681,715		$ 25,154,223
Balance, shares at Mar. 31, 2026	973,736	1,314,159